Notes Related to the Unaudited Interim Condensed Consolidated Statement of Income (Loss) - Summary of Financial Income (Loss) (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure Of Detailed Information Of Operating Income Loss [Abstract]
Income from short term deposits	€ 11	€ 3
Change in fair value of derivative liabilities	750	0
Other financial income	2,046	669
Financial income	2,807	672
Amortized cost of convertible notes	(919)	0
Financial expenses on lease liability	(156)	(178)
Interest expense related to borrowings	(158)	(54)
Other financial expenses	(558)	(33)
Financial expenses	(1,791)	(265)
Financial income (loss)	€ 1,016	€ 407